ORGANIZATION AND DESCRIPTION OF BUSINESS	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Organization And Description Of Business [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

ARTELO BIOSCIENCES, INC. (“we”, “us”, “our”, the “Company”) is a Nevada corporation incorporated on May 2, 2011. It is based in San Diego County, California. The accounting and reporting policies of the Company conform to accounting principles generally accepted in the United States of America, and the Company’s fiscal year end is August 31.

Effective on February 10, 2017, the Company changed its name from “Knight Knox Development Corp.,” to “Reactive Medical Inc.” On April 14, 2017, the Company changed its name from “Reactive Medical Inc.” to “Artelo Biosciences, Inc.”

The Company registered fully owned subsidiaries in Ireland, Trinity Reliant Ventures Limited, on November 11, 2016 and in the UK, Trinity Research & Development Limited, on June 2, 2017. On January 8, 2020 Trinity Research and Development Limited changed its name to Artelo Biosciences Limited. The Company incorporated a fully owned subsidiary in Canada, Artelo Biosciences Corporation, on March 18, 2020. Operations in the subsidiaries have been consolidated in the financial statements.

The Company intends to license, develop and commercialize novel cannabinoid therapeutic treatments.

Reverse stock split

The Company filed a Certificate of Change with the Secretary of State of Nevada, pursuant to which, effective on June 20, 2019, the Company effected a one-for-eight reverse split of its authorized and issued and outstanding common stock (the “Reverse Stock Split”). The number of authorized shares of common stock was reduced from 150,000,000 to 18,750,000. The Company’s authorized Preferred Stock was reduced from 50,000,000 to 6,250,000. All share and per share information in these financial statements retroactively reflect this reverse stock split.

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

ARTELO BIOSCIENCES, INC. (the “Company”) is a Nevada corporation incorporated on May 2, 2011. It is based in San Diego County, California. The accounting and reporting policies of the Company conform to accounting principles generally accepted in the United States of America, and the Company’s fiscal year end is August 31.

Effective on February 10, 2017, the Company changed its name from “KNIGHT KNOX DEVELOPMENT CORP.,” to “REACTIVE MEDICAL INC.” On April 14, 2017, the Company changed its name from “REACTIVE MEDICAL INC.” to “ARTELO BIOSCIENCES, INC”.

The Company registered fully owned subsidiaries in Ireland, Trinity Reliant Ventures Limited, on November 11, 2016 and in the UK, Trinity Research & Development Limited, on June 2, 2017. Operations in the subsidiaries have been consolidated in the financial statements.

The Company intends to license, develop and commercialize novel cannabinoid therapeutic treatments. To date, the Company’s activities have been limited to its formation and the raising of equity capital.

Reverse stock split

The Company filed a Certificate of Change with the Secretary of State of Nevada, pursuant to which, effective on June 20, 2019, the Company effected a one-for-eight reverse split of its authorized and issued and outstanding common stock (the “Reverse Stock Split”). The number of authorized shares of common stock was reduced from 150,000,000 to 18,750,000. The Company’s authorized Preferred Stock was reduced from 50,000,000 to 6,250,000. All share and per share information in these financial statements retroactively reflect this reverse stock split.